Other Assets, Net - Summary of Analysis of Other Assets (Detail) $ in Thousands, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Current portion:
Advances to suppliers (different from PP&E and inventories)	$ 9,536,654		$ 12,078,114
Costs of mobile equipment and computers associated with deferred revenues	6,182,010		5,914,166
Prepaid insurance	683,091		786,683
Other	950,991		759,130
Other current assets	17,352,746	$ 877	19,538,093
Non-current portion:
Recoverable taxes	12,249,372		9,971,482
Prepayments for the use of fiber optics	4,361,668		4,262,387
Prepaid expenses and judicial deposits	25,926,436		25,267,208
Total	$ 42,537,476		$ 39,501,077